Reverse Recapitalization - Schedule of Reverse Recapitalization Table 1 (Details)	Sep. 29, 2023 shares
Schedule Of Reverse Recapitalization [Line Items]
Total Legacy NKGen shares (in shares)	2,278,598
Legacy NKGen rollover shares (in shares)	13,316,662
Total Company common stock outstanding immediately following the Business Combination (in shares)	21,888,976
Graf public shares, net of redemptions | Graf Acquisition Partners IV LLC
Schedule Of Reverse Recapitalization [Line Items]
Total Company common stock outstanding immediately following the Business Combination (in shares)	93,962
Private placement investors' shares | Graf Acquisition Partners IV LLC
Schedule Of Reverse Recapitalization [Line Items]
Total Company common stock outstanding immediately following the Business Combination (in shares)	3,683,010
Graf founder shares | Graf Acquisition Partners IV LLC
Schedule Of Reverse Recapitalization [Line Items]
Total Company common stock outstanding immediately following the Business Combination (in shares)	2,516,744
Common Shareholders | Graf Acquisition Partners IV LLC
Schedule Of Reverse Recapitalization [Line Items]
Total Company common stock outstanding immediately following the Business Combination (in shares)	6,293,716
Legacy NKGen
Schedule Of Reverse Recapitalization [Line Items]
Total Legacy NKGen shares (in shares)	15,595,260